Cover	Oct. 26, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	FEDERAL HOME LOAN BANK OF INDIANAPOLIS
Entity Central Index Key	0001331754
Entity File Number	000-51404
Entity Tax Identification Number	35-6001443
Entity Address, Address Line One	8250 Woodfield Crossing Blvd.
Entity Address, City or Town	Indianapolis
Entity Incorporation, State or Country Code	X1
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	(317)
Entity Emerging Growth Company	false
Local Phone Number	465-0200
Amendment Flag	false